Schedule of Investments PIMCO Income Strategy Fund II	October 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 151.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 15.1%
Advanz Pharma Corp. 6.500% (LIBOR03M + 5.500%) due 09/06/2024 ~		$4,637	$4,513
Al Convoy (Luxembourg) SARL 4.500% (LIBOR03M + 3.500%) due 01/17/2027 ~		78	76
Alphabet Holding Co., Inc. 3.648% (LIBOR03M + 3.500%) due 09/26/2024 ~		97	94
Banijay Entertainment S.A.S 3.890% (LIBOR03M + 3.750%) due 03/01/2025 «~		16	16
Boels Topholding BV 4.000% (EUR003M + 4.000%) due 01/14/2027 ~	EUR	1,000	1,132
Caesars Resort Collection LLC
2.898% (LIBOR03M + 2.750%) due 12/23/2024 ~		$8,767	8,245
4.648% - 4.651% (LIBOR03M + 4.500%) due 07/21/2025 ~		2,300	2,230
CenturyLink, Inc. 2.398% (LIBOR03M + 2.250%) due 03/15/2027 ~		269	260
CityCenter Holdings LLC 3.000% (LIBOR03M + 2.250%) due 04/18/2024 ~		246	231
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~		376	338
DTEK Investments Ltd. 5.750% (LIBOR03M + 5.000%) due 06/30/2023 «~		2,948	1,654
Emerald TopCo, Inc. 3.648% - 3.714% (LIBOR03M + 3.500%) due 07/24/2026 ~		113	109
Envision Healthcare Corp. 3.898% (LIBOR03M + 3.750%) due 10/10/2025 ~		16,780	12,077
EyeCare Partners LLC
3.750% due 02/18/2027 µ		11	11
3.898% (LIBOR03M + 3.750%) due 02/18/2027 ~		48	46
Fly Funding SARL 6.237% (LIBOR03M + 6.000%) due 10/08/2025 «~		5,400	5,211
Forbes Energy Services LLC TBD% due 04/13/2021 «		361	323
Frontier Communications Corp. 6.000% (PRIME + 2.750%) due 06/15/2024 ~		9,877	9,719
Ingersoll Rand Co. Ltd. 1.898% (LIBOR03M + 1.750%) due 03/01/2027 ~		54	52
Innophos, Inc. 3.648% (LIBOR03M + 3.500%) due 02/07/2027 ~		23	23
Intelsat Jackson Holdings S.A. 3.600% - 6.500% (LIBOR03M + 5.500%) due 07/13/2022 ~µ		2	2
IRB Holding Corp. 3.750% (LIBOR03M + 2.750%) due 02/05/2025 ~		940	897
Jefferies Finance LLC 3.188% (LIBOR03M + 3.000%) due 06/03/2026 ~		23	22
LogMeIn, Inc. 4.890% (LIBOR03M + 4.750%) due 08/31/2027 ~		2,500	2,428
McDermott Technology Americas, Inc. 3.145% (LIBOR03M + 3.000%) due 06/30/2024 «~		88	72
McDermott Technology Americas, Inc. (1.148% Cash and 3.000% PIK) 4.148% (LIBOR03M + 1.000%) due 06/30/2025 ~(d)		754	495
MH Sub LLC 3.648% (LIBOR03M + 3.500%) due 09/13/2024 ~		116	113
Milano Acquisition Corp. 4.750% (LIBOR03M + 4.000%) due 10/01/2027 ~		1,000	984
Nascar Holdings, Inc. 2.902% (LIBOR03M + 2.750%) due 10/19/2026 ~		72	70
NCI Building Systems, Inc. 3.895% (LIBOR03M + 3.750%) due 04/12/2025 ~		39	39
Neiman Marcus Group Ltd. LLC 13.000% (LIBOR03M + 12.000%) due 09/25/2025 ~		6,681	6,974
Ortho-Clinical Diagnostics S.A. 3.390% (LIBOR03M + 3.250%) due 06/30/2025 ~		606	588
Pacific Drilling S.A. TBD% due 10/30/2025		71	0
Parexel International Corp. 2.898% (LIBOR03M + 2.750%) due 09/27/2024 ~		88	85
PetSmart, Inc. 4.500% (LIBOR03M + 3.500%) due 03/11/2022 ~		5,783	5,743
Playtika Holding Corp. 7.000% (LIBOR03M + 6.000%) due 12/10/2024 ~		3,583	3,593
PUG LLC 3.648% (LIBOR03M + 3.500%) due 02/12/2027 ~		5,605	4,926

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)	October 31, 2020 (Unaudited)

Refinitiv U.S. Holdings, Inc. 3.398% (LIBOR03M + 3.250%) due 10/01/2025 ~		688	679
Sequa Mezzanine Holdings LLC (5.000% Cash and 6.750% PIK) 11.750% (LIBOR03M + 4.000%) due 04/28/2024 «~(d)		94	75
Sotera Health Holdings LLC 5.500% (LIBOR03M + 4.500%) due 12/11/2026 ~		145	145
Starfruit Finco BV 3.145% (LIBOR03M + 3.000%) due 10/01/2025 ~		181	176
Summer (BC) Holdco B SARL 5.001% (LIBOR03M + 4.750%) due 12/04/2026 ~		3,295	3,169
Syniverse Holdings, Inc. 6.000% (LIBOR03M + 5.000%) due 03/09/2023 ~		8,791	6,894
U.S. Renal Care, Inc. 5.188% (LIBOR03M + 5.000%) due 06/26/2026 ~		450	433
Univision Communications, Inc. 3.750% (LIBOR03M + 2.750%) due 03/15/2024 ~		3,765	3,654
Valaris PLC TBD% due 08/17/2021 «		38	38
Westmoreland Mining Holdings LLC 9.250% (LIBOR03M + 8.250%) due 03/15/2022 ~		790	735
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (d)		3,891	1,945
Windstream Services LLC 7.250% (LIBOR03M + 6.250%) due 09/21/2027 ~		2,842	2,693
Zayo Group Holdings, Inc. 3.148% (LIBOR03M + 3.000%) due 03/09/2027 ~		199	192
Total Loan Participations and Assignments (Cost $103,999)			94,219
CORPORATE BONDS & NOTES 77.4%
BANKING & FINANCE 22.8%
Ally Financial, Inc.
8.000% due 11/01/2031		471	651
8.000% due 11/01/2031 (m)		974	1,330
Ambac LSNI LLC 6.000% due 02/12/2023 •		467	466
Banca Monte dei Paschi di Siena SpA
2.625% due 04/28/2025	EUR	1,700	1,946
10.500% due 07/23/2029		700	823
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	800	234
Bank of Nova Scotia 4.900% due 06/04/2025 •(j)		$2,191	2,292
Barclays Bank PLC 7.625% due 11/21/2022 (m)		4,400	4,849
Barclays PLC
7.125% due 06/15/2025 •(j)	GBP	1,200	1,634
7.750% due 09/15/2023 •(j)		$1,000	1,031
7.875% due 09/15/2022 •(j)	GBP	415	552
8.000% due 06/15/2024 •(j)		$400	429
BGC Partners, Inc.
3.750% due 10/01/2024 (m)		1,200	1,217
4.375% due 12/15/2025 (m)		2,100	2,160
Brookfield Finance, Inc. 4.700% due 09/20/2047 (m)		142	165
Cantor Fitzgerald LP
4.875% due 05/01/2024		31	34
6.500% due 06/17/2022 (m)		8,500	9,179
CBL & Associates LP 5.950% due 12/15/2026 ^(e)		2,716	1,025
Credit Agricole S.A. 7.875% due 01/23/2024 •(j)(m)		300	332
Credit Suisse Group AG
7.500% due 07/17/2023 •(j)		200	212
7.500% due 12/11/2023 •(j)		7,243	7,887
Equitable Holdings, Inc. 5.000% due 04/20/2048		9	11
Flagstar Bancorp, Inc. 6.125% due 07/15/2021		3,500	3,516
Ford Motor Credit Co. LLC 5.125% due 06/16/2025 (m)		2,700	2,818
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		377	373
6.750% due 03/15/2022		482	479
GE Capital Funding LLC 4.400% due 05/15/2030 (m)		1,800	1,963
GSPA Monetization Trust 6.422% due 10/09/2029 (m)		3,167	3,525
Highwoods Realty LP 2.600% due 02/01/2031 (m)		1,000	990
HSBC Holdings PLC
5.875% due 09/28/2026 •(j)(m)	GBP	200	268
6.000% due 09/29/2023 •(j)(m)	EUR	2,070	2,559
6.500% due 03/23/2028 •(j)		$300	321

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)	October 31, 2020 (Unaudited)

Hunt Cos., Inc. 6.250% due 02/15/2026		26	25
ING Groep NV 5.750% due 11/16/2026 •(j)		1,600	1,668
Kennedy Wilson Europe Real Estate Ltd.
3.250% due 11/12/2025	EUR	200	229
3.950% due 06/30/2022	GBP	4,466	5,826
Kennedy-Wilson, Inc. 5.875% due 04/01/2024		$68	66
Ladder Capital Finance Holdings LLP 4.250% due 02/01/2027		37	32
Lloyds Banking Group PLC
7.500% due 09/27/2025 •(j)(m)		5,999	6,469
7.625% due 06/27/2023 •(j)	GBP	2,300	3,119
7.875% due 06/27/2029 •(j)		6,518	9,760
MGM Growth Properties Operating Partnership LP 4.500% due 01/15/2028 (m)		$2,291	2,334
Natwest Group PLC
6.000% due 12/29/2025 •(j)		2,400	2,489
8.000% due 08/10/2025 •(j)(m)		5,990	6,718
8.625% due 08/15/2021 •(j)		2,100	2,172
Navient Corp. 5.625% due 08/01/2033		48	41
Newmark Group, Inc. 6.125% due 11/15/2023		62	66
OneMain Finance Corp. 6.125% due 03/15/2024		134	141
PRA Group, Inc. 7.375% due 09/01/2025		1,300	1,366
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(j)	GBP	2,025	2,763
7.375% due 06/24/2022 •(j)		4,100	5,517
Societe Generale S.A.
6.750% due 04/06/2028 •(j)		$200	210
7.375% due 10/04/2023 •(j)		600	618
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	622	1,048
6.052% due 10/13/2039		2,273	3,903
TP ICAP PLC 5.250% due 01/26/2024 (m)		2,980	4,151
UniCredit SpA 7.830% due 12/04/2023 (m)		$4,160	4,880
Unique Pub Finance Co. PLC 5.659% due 06/30/2027	GBP	2,795	3,769
Uniti Group LP 7.875% due 02/15/2025 (m)		$13,780	14,628
Voyager Aviation Holdings LLC 9.000% due 08/15/2021 (m)		6,929	3,413
			142,692
INDUSTRIALS 41.8%
1011778 BC ULC 3.500% due 02/15/2029 (c)		2,000	1,990
Alaska Airlines Class A Pass-Through Trust 4.800% due 02/15/2029 (m)		1,600	1,687
Albertsons Cos., Inc.
4.625% due 01/15/2027		10	10
4.875% due 02/15/2030		20	21
Altice Financing S.A. 7.500% due 05/15/2026 (m)		2,600	2,717
Anglo American Capital PLC 2.625% due 09/10/2030 (m)		1,700	1,704
Associated Materials LLC 9.000% due 09/01/2025		304	322
Avon International Capital PLC 6.500% due 08/15/2022		26	27
Ball Corp. 2.875% due 08/15/2030 (m)		1,830	1,812
Banner Health
2.338% due 01/01/2030 (m)		471	484
3.181% due 01/01/2050 (m)		300	312
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (h)		149	110
Boeing Co.
5.040% due 05/01/2027 (m)		382	420
5.150% due 05/01/2030 (m)		884	980
5.705% due 05/01/2040 (m)		860	992
5.805% due 05/01/2050 (m)		1,116	1,315
5.930% due 05/01/2060 (m)		1,036	1,245
Bombardier, Inc.
6.000% due 10/15/2022		32	29
6.125% due 01/15/2023		830	717
7.500% due 12/01/2024		3,302	2,493
7.500% due 03/15/2025 (m)		5,828	4,247
7.875% due 04/15/2027		2,803	2,046

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)	October 31, 2020 (Unaudited)

Broadcom, Inc.
4.150% due 11/15/2030 (m)		586	658
4.300% due 11/15/2032 (m)		676	774
5.000% due 04/15/2030		46	54
Camelot Finance S.A. 4.500% due 11/01/2026		9	9
CCO Holdings LLC
4.250% due 02/01/2031 (m)		7,759	7,943
4.500% due 08/15/2030		170	177
4.750% due 03/01/2030		176	185
Citrix Systems, Inc. 3.300% due 03/01/2030		78	82
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024		161	140
Community Health Systems, Inc.
6.250% due 03/31/2023 (m)		7,950	7,890
6.625% due 02/15/2025 (m)		4,788	4,681
8.000% due 03/15/2026 (m)		494	496
8.625% due 01/15/2024 (m)		846	860
Connect Finco SARL 6.750% due 10/01/2026		62	63
Corning, Inc. 5.450% due 11/15/2079		77	97
CSC Holdings LLC 3.375% due 02/15/2031		1,200	1,156
CVS Pass-Through Trust 7.507% due 01/10/2032 (m)		794	980
Dell International LLC 6.020% due 06/15/2026 (m)		2,534	3,002
Delta Air Lines, Inc. 7.375% due 01/15/2026		920	952
Diamond Resorts International, Inc. 10.750% due 09/01/2024 (m)		1,476	1,345
Energy Transfer Operating LP
3.750% due 05/15/2030		86	84
5.000% due 05/15/2050		78	73
Envision Healthcare Corp. 8.750% due 10/15/2026		2,356	1,116
Exela Intermediate LLC 10.000% due 07/15/2023		120	36
Expedia Group, Inc. 3.600% due 12/15/2023 (m)		1,200	1,235
Ferroglobe PLC 9.375% due 03/01/2022		1,700	1,114
First Quantum Minerals Ltd.
6.500% due 03/01/2024		1,452	1,444
6.875% due 03/01/2026		1,000	994
Flex Ltd. 4.875% due 06/15/2029		17	20
Ford Motor Co. 7.700% due 05/15/2097 (m)		9,770	10,307
Fresh Market, Inc. 9.750% due 05/01/2023 (m)		7,590	7,277
Fresnillo PLC 4.250% due 10/02/2050 (m)		2,000	2,040
Frontier Finance PLC 8.000% due 03/23/2022	GBP	3,450	4,617
Full House Resorts, Inc.
8.575% due 01/31/2024		$289	278
9.738% due 02/02/2024		25	24
General Electric Co.
4.350% due 05/01/2050 (m)		3,700	3,918
5.875% due 01/14/2038		22	26
6.150% due 08/07/2037		6	7
6.875% due 01/10/2039		9	12
Gray Television, Inc. 4.750% due 10/15/2030		2,000	1,975
HCA, Inc. 7.500% due 11/15/2095		1,200	1,529
HollyFrontier Corp. 4.500% due 10/01/2030 (m)		7,800	7,313
Hologic, Inc. 3.250% due 02/15/2029 (m)		2,800	2,819
iHeartCommunications, Inc.
6.375% due 05/01/2026 (m)		1,177	1,228
8.375% due 05/01/2027		357	349
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (d)	EUR	200	233
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (d)		$468	489
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (d)		345	366
Innophos Holdings, Inc. 9.375% due 02/15/2028		124	133
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 ^(e)		52	14

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)	October 31, 2020 (Unaudited)

Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 ^(e)		2,153	1,268
8.000% due 02/15/2024 ^		11	11
8.500% due 10/15/2024 ^(e)		11,500	7,130
9.750% due 07/15/2025 ^(e)		9,438	5,914
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 ^(e)		1,508	72
8.125% due 06/01/2023 ^(e)(m)		7,535	301
JetBlue Pass-Through Trust 4.000% due 05/15/2034 (m)		1,500	1,551
Kinder Morgan, Inc. 7.800% due 08/01/2031 (m)		3,500	4,681
Kraft Heinz Foods Co. 5.500% due 06/01/2050		200	228
Mallinckrodt International Finance S.A. 5.500% due 04/15/2025 ^(e)		50	17
Marriott International, Inc. 4.625% due 06/15/2030		40	43
Melco Resorts Finance Ltd. 5.750% due 07/21/2028		2,100	2,095
MGM Resorts International 4.750% due 10/15/2028 (m)		2,700	2,644
NCL Corp. Ltd.
3.625% due 12/15/2024		76	53
10.250% due 02/01/2026		2,045	2,106
12.250% due 05/15/2024 (m)		3,440	3,823
Netflix, Inc.
3.625% due 06/15/2030	EUR	1,300	1,655
3.875% due 11/15/2029		1,734	2,247
4.625% due 05/15/2029		5,900	8,005
4.875% due 06/15/2030		$100	114
5.375% due 11/15/2029		62	73
New Albertson's LP 6.570% due 02/23/2028		6,800	6,850
Nissan Motor Co. Ltd. 4.810% due 09/17/2030 (m)		6,400	6,431
Noble Holding International Ltd. 7.875% due 02/01/2026 ^(e)		262	64
Northriver Midstream Finance LP 5.625% due 02/15/2026		2,700	2,679
Odebrecht Oil & Gas Finance Ltd. 0.000% due 11/30/2020 (h)(j)		1,101	3
Ortho-Clinical Diagnostics, Inc.
7.250% due 02/01/2028		534	559
7.375% due 06/01/2025		219	231
Pacific Drilling SA 8.375% due 10/01/2023 ^(e)		405	51
Pan American Energy LLC 30.115% (BADLARPP) due 11/20/2020 ~	ARS	42,700	272
Par Pharmaceutical, Inc. 7.500% due 04/01/2027		$110	117
Petroleos Mexicanos
2.750% due 04/21/2027	EUR	6,476	6,153
4.875% due 02/21/2028		318	330
5.350% due 02/12/2028 (m)		$690	590
5.950% due 01/28/2031		194	163
6.490% due 01/23/2027		80	75
6.500% due 03/13/2027 (m)		2,894	2,695
6.750% due 09/21/2047		50	39
6.840% due 01/23/2030 (m)		2,530	2,264
6.950% due 01/28/2060 (m)		320	251
7.690% due 01/23/2050		120	100
Platin 1426 GmbH 6.875% due 06/15/2023	EUR	400	454
Prime Security Services Borrower LLC 3.375% due 08/31/2027		$2,975	2,875
Qorvo, Inc. 3.375% due 04/01/2031		1,000	1,014
QualityTech LP 3.875% due 10/01/2028		2,000	2,007
QVC, Inc. 5.950% due 03/15/2043 (m)		2,979	2,875
Russian Railways via RZD Capital PLC 7.487% due 03/25/2031	GBP	1,300	2,279
Sabine Pass Liquefaction LLC 4.500% due 05/15/2030 (m)		$751	840
Sands China Ltd.
5.125% due 08/08/2025 (m)		200	216
5.400% due 08/08/2028 (m)		5,811	6,331
Spirit AeroSystems, Inc.
1.050% (US0003M + 0.800%) due 06/15/2021 ~		267	257
3.950% due 06/15/2023		3,142	2,810
Staples, Inc. 7.500% due 04/15/2026		13	12
Studio City Finance Ltd.
6.000% due 07/15/2025		2,100	2,113

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)	October 31, 2020 (Unaudited)

6.500% due 01/15/2028		2,100	2,079
Tenet Healthcare Corp. 6.125% due 10/01/2028		1,100	1,070
Teva Pharmaceutical Finance BV 3.650% due 11/10/2021		1,913	1,898
Teva Pharmaceutical Finance Co. BV 2.950% due 12/18/2022		1,369	1,316
Teva Pharmaceutical Finance Netherlands BV 6.000% due 01/31/2025	EUR	100	121
Topaz Solar Farms LLC
4.875% due 09/30/2039		$2,140	2,326
5.750% due 09/30/2039 (m)		12,465	14,153
TransDigm, Inc. 5.500% due 11/15/2027		116	113
Transocean Pontus Ltd. 6.125% due 08/01/2025		119	105
Transocean, Inc.
7.250% due 11/01/2025		74	25
7.500% due 01/15/2026		69	15
8.000% due 02/01/2027		134	37
Triumph Group, Inc.
5.250% due 06/01/2022		25	21
6.250% due 09/15/2024		70	61
U.S. Renal Care, Inc. 10.625% due 07/15/2027		69	74
Uber Technologies, Inc. 6.250% due 01/15/2028		1,600	1,624
Unigel Luxembourg S.A. 8.750% due 10/01/2026		400	388
United Airlines Pass-Through Trust 5.875% due 04/15/2029 (m)		3,800	3,804
United Group BV
3.125% due 02/15/2026	EUR	242	264
3.250% due 02/15/2026 •		100	110
3.625% due 02/15/2028		300	327
4.875% due 07/01/2024		100	117
Univision Communications, Inc. 5.125% due 02/15/2025		$571	562
Valaris PLC
5.750% due 10/01/2044 ^(e)		309	15
7.750% due 02/01/2026 ^(e)		18	1
Vale Overseas Ltd.
6.875% due 11/21/2036		53	71
6.875% due 11/10/2039		41	56
ViaSat, Inc. 5.625% due 09/15/2025		83	84
Viking Cruises Ltd. 13.000% due 05/15/2025 (m)		1,891	2,145
Vmed O2 UK Financing PLC 4.250% due 01/31/2031		2,000	2,005
Western Midstream Operating LP
2.074% (US0003M + 1.850%) due 01/13/2023 ~		46	43
6.250% due 02/01/2050		32	29
Windstream Escrow LLC 7.750% due 08/15/2028		8,528	8,262
WMG Acquisition Corp.
3.000% due 02/15/2031 (m)		3,909	3,723
3.000% due 02/15/2031 (c)		2,000	1,905
Wyndham Destinations, Inc.
3.900% due 03/01/2023		74	72
4.625% due 03/01/2030		47	45
5.650% due 04/01/2024		10	10
6.000% due 04/01/2027		740	765
Wynn Macau Ltd.
5.125% due 12/15/2029		200	185
5.500% due 01/15/2026		1,600	1,542
YPF S.A. 36.951% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	7,850	50
Yum Brands, Inc. 3.625% due 03/15/2031		$2,700	2,656
Zayo Group Holdings, Inc. 6.125% due 03/01/2028		77	78
			260,677
UTILITIES 12.8%
AT&T, Inc.
3.100% due 02/01/2043 (m)		1,402	1,336
3.300% due 02/01/2052 (m)		1,402	1,294
3.500% due 06/01/2041 (m)		1,134	1,148
3.500% due 02/01/2061 (m)		1,422	1,316
3.650% due 06/01/2051 (m)		3,902	3,837
3.850% due 06/01/2060 (m)		2,548	2,513
Centrais Eletricas Brasileiras S.A. 4.625% due 02/04/2030		200	203

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)	October 31, 2020 (Unaudited)

CenturyLink, Inc. 4.000% due 02/15/2027		62	63
DTEK Finance PLC 10.750% due 12/31/2024 ^(e)		1,252	826
Edison International 5.750% due 06/15/2027		65	74
Gazprom Neft OAO Via GPN Capital S.A. 6.000% due 11/27/2023 (m)		8,000	8,897
Northwestern Bell Telephone 7.750% due 05/01/2030 (m)		12,625	13,709
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		31	29
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(d)		234	61
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		1,160	1,055
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(d)		7,373	728
Pacific Gas & Electric Co.
3.150% due 01/01/2026		50	51
3.250% due 06/15/2023 (m)		1,593	1,645
3.300% due 03/15/2027 (m)		1,741	1,761
3.400% due 08/15/2024 (m)		394	409
3.450% due 07/01/2025 (m)		1,445	1,506
3.500% due 06/15/2025 (m)		381	397
3.750% due 02/15/2024 (m)		174	182
3.750% due 07/01/2028 (m)		1,445	1,487
3.750% due 08/15/2042		22	21
4.000% due 03/15/2027		8	8
4.300% due 03/15/2045		27	26
4.500% due 07/01/2040 (m)		2,873	2,961
4.500% due 12/15/2041		22	22
4.550% due 07/01/2030 (m)		4,311	4,634
4.600% due 11/15/2023		18	18
4.650% due 08/01/2028 (m)		1,055	1,133
4.750% due 02/15/2044 (m)		779	806
4.950% due 07/01/2050 (m)		4,703	4,965
Petrobras Global Finance BV
5.093% due 01/15/2030 (m)		4,895	5,118
6.625% due 01/16/2034	GBP	100	145
Rio Oil Finance Trust
8.200% due 04/06/2028		$245	273
9.250% due 07/06/2024		1,805	1,985
9.750% due 01/06/2027		474	541
Southern California Edison Co.
2.850% due 08/01/2029		16	17
3.650% due 03/01/2028		5	5
3.650% due 02/01/2050		31	32
5.750% due 04/01/2035		10	13
6.000% due 01/15/2034		2	3
6.650% due 04/01/2029		40	49
Sprint Corp.
7.125% due 06/15/2024 (m)		4,700	5,412
7.625% due 02/15/2025 (m)		494	584
7.625% due 03/01/2026 (m)		2,122	2,586
7.875% due 09/15/2023 (m)		3,400	3,887
Talen Energy Supply LLC 6.625% due 01/15/2028		30	29
Transocean Poseidon Ltd. 6.875% due 02/01/2027		114	86
Transocean Sentry Ltd. 5.375% due 05/15/2023		100	65
			79,951
Total Corporate Bonds & Notes (Cost $490,166)			483,320
CONVERTIBLE BONDS & NOTES 0.5%
INDUSTRIALS 0.5%
DISH Network Corp. 3.375% due 08/15/2026		3,400	3,014
UTILITIES 0.0%
Ensco Jersey Finance Ltd. 3.000% due 01/31/2024 ^(e)		10	1
Total Convertible Bonds & Notes (Cost $3,407)			3,015
MUNICIPAL BONDS & NOTES 5.5%
CALIFORNIA 0.5%
San Francisco, California City & County Redevelopment Agency Tax Allocation Bonds, Series 2009 8.406% due 08/01/2039		1,650	2,750

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)	October 31, 2020 (Unaudited)

ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	56	60
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	35	39
7.350% due 07/01/2035	20	23
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033	100	100
		222
OHIO 2.4%
Ohio State University Revenue Bonds, Series 2011 4.800% due 06/01/2111	11,000	15,118
VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007 6.706% due 06/01/2046	800	830
WEST VIRGINIA 2.5%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (h)	45,700	3,910
7.467% due 06/01/2047	10,760	11,641
		15,551
Total Municipal Bonds & Notes (Cost $24,837)		34,471
U.S. GOVERNMENT AGENCIES 3.2%
Fannie Mae
3.500% due 02/25/2042 (a)	556	55
3.799% due 02/25/2040 •	310	297
4.500% due 11/25/2042 (a)	1,510	224
6.101% due 01/25/2040 •(a)	234	43
Freddie Mac
0.000% due 02/25/2046 (b)(h)	6,583	6,281
0.100% due 02/25/2046 (a)	64,076	7
0.700% due 11/25/2055 ~(a)	34,729	2,507
3.000% due 02/15/2033 (a)	1,317	119
3.500% due 12/15/2032 (a)	2,174	211
6.143% due 11/25/2055 «~	8,422	5,159
7.699% due 12/25/2027 •	2,870	2,893
10.899% due 03/25/2025 •	718	788
11.603% due 09/15/2035 •(m)	776	1,140
Ginnie Mae
3.500% due 06/20/2042 - 10/20/2042 (a)	407	42
4.000% due 10/16/2042 - 10/20/2042 (a)	266	36
Total U.S. Government Agencies (Cost $20,150)		19,802
NON-AGENCY MORTGAGE-BACKED SECURITIES 15.5%
Banc of America Alternative Loan Trust 6.000% due 01/25/2036 ^	75	74
Banc of America Funding Corp. 6.000% due 01/25/2037	4,447	4,310
Banc of America Funding Trust 4.109% due 01/20/2047 ^~	710	695
Barclays Commercial Mortgage Securities Trust 1.339% due 07/15/2037 •	3,200	2,976
BCAP LLC Trust
0.000% due 06/26/2036 ~	120	61
3.241% due 08/26/2037 ~	12,864	11,464
3.268% due 08/28/2037 ~	4,766	4,666
3.288% due 07/26/2037 ~	6,734	6,298
3.811% due 09/26/2036 ~	4,930	4,339
4.850% due 03/26/2037 þ	723	837
5.750% due 12/26/2035 ~	2,767	2,458
6.250% due 11/26/2036	3,229	2,823
9.047% due 05/26/2037 ~	1,068	474
Bear Stearns ALT-A Trust
0.649% due 01/25/2036 ^•	801	914
3.148% due 11/25/2035 ~	4,991	4,162
3.162% due 11/25/2036 ^~	361	242
3.253% due 09/25/2035 ^~	391	287
3.311% due 09/25/2047 ^~	4,860	3,322
CD Mortgage Trust 5.688% due 10/15/2048	1,523	835
Chase Mortgage Finance Trust
3.711% due 12/25/2035 ^~	5	5
5.500% due 05/25/2036 ^	10	8
Citicorp Mortgage Securities Trust
5.500% due 04/25/2037	43	45
6.000% due 09/25/2037	608	626

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)	October 31, 2020 (Unaudited)

Commercial Mortgage Loan Trust 6.056% due 12/10/2049 ~	1,788	810
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^	1,909	1,546
6.000% due 08/25/2037 ^~	928	736
Countrywide Alternative Loan Trust
3.774% due 04/25/2036 ^~	698	652
5.500% due 03/25/2035	242	155
5.500% due 01/25/2036	422	350
5.750% due 01/25/2035	209	211
5.750% due 02/25/2035	289	277
5.750% due 12/25/2036 ^	725	449
6.000% due 02/25/2035	339	330
6.000% due 04/25/2036	438	279
6.000% due 04/25/2037 ^	1,476	951
6.250% due 11/25/2036 ^	597	533
6.250% due 12/25/2036 ^•	527	346
6.500% due 08/25/2036 ^	420	236
Countrywide Home Loan Mortgage Pass-Through Trust
0.729% due 03/25/2035 ^•	3,106	2,630
6.000% due 07/25/2037	1,363	887
6.250% due 09/25/2036 ^	452	306
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 6.000% due 11/25/2035 ^	374	315
Credit Suisse Mortgage Capital Certificates 3.171% due 10/26/2036 ~	6,980	5,296
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.750% due 04/25/2036 ^	138	99
First Horizon Mortgage Pass-Through Trust
2.625% due 11/25/2035 ^~	180	157
3.785% due 05/25/2037 ^~	172	107
GS Mortgage Securities Trust 5.622% due 11/10/2039	682	365
IndyMac Mortgage Loan Trust 6.500% due 07/25/2037 ^	3,474	1,883
Jackson Park Trust 3.242% due 10/14/2039 ~	2,116	1,994
JPMorgan Alternative Loan Trust
3.583% due 03/25/2037 ^~	723	706
3.631% due 05/25/2036 ^~	1,216	934
3.705% due 03/25/2036 ^~	1,317	1,160
JPMorgan Chase Commercial Mortgage Securities Trust 5.623% due 05/12/2045	112	101
JPMorgan Mortgage Trust
3.005% due 10/25/2035 ~	112	109
3.342% due 02/25/2036 ^~	217	178
6.500% due 09/25/2035	80	75
LB-UBS Commercial Mortgage Trust
5.407% due 11/15/2038 ^	684	381
5.562% due 02/15/2040 ^~	309	170
Lehman Mortgage Trust
6.000% due 07/25/2037 ^	543	542
6.500% due 09/25/2037 ^	1,969	1,018
Lehman XS Trust 0.369% due 06/25/2047 •	1,472	1,359
MASTR Asset Securitization Trust 6.500% due 11/25/2037 ^	416	225
Merrill Lynch Mortgage Investors Trust 3.673% due 03/25/2036 ^~	1,340	893
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 ^þ	9	6
Residential Accredit Loans, Inc. Trust
4.625% due 12/26/2034 ^~	761	484
6.000% due 08/25/2036 ^	243	241
Residential Asset Securitization Trust
5.750% due 02/25/2036 ^	970	664
6.000% due 07/25/2037 ^	1,392	797
6.250% due 09/25/2037 ^	2,601	1,411
Residential Funding Mortgage Securities, Inc. Trust
4.707% due 09/25/2035 ~	476	339
4.872% due 08/25/2036 ^~	505	468
Structured Adjustable Rate Mortgage Loan Trust
3.476% due 11/25/2036 ^~	1,564	1,495
3.553% due 01/25/2036 ^~	1,757	1,237
SunTrust Adjustable Rate Mortgage Loan Trust 3.853% due 02/25/2037 ^~	156	145
WaMu Mortgage Pass-Through Certificates Trust
3.141% due 10/25/2036 ^~	572	513
3.299% due 07/25/2037 ^~	707	691
3.541% due 05/25/2037 ^~	919	886
3.650% due 02/25/2037 ^~	403	371

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)	October 31, 2020 (Unaudited)

Worldwide Plaza Trust 3.596% due 11/10/2036 ~		5,600	5,481
Total Non-Agency Mortgage-Backed Securities (Cost $92,225)			96,901
ASSET-BACKED SECURITIES 13.3%
Adagio CLO DAC 0.000% due 04/30/2031 ~	EUR	1,800	1,052
Apidos CLO
0.000% due 07/22/2026 ~		$1,500	2
0.000% due 01/20/2031 ~		4,500	2,370
Argent Securities Trust 0.339% due 03/25/2036 •		3,456	2,317
Avoca CLO DAC 0.000% due 07/15/2032 ~	EUR	2,230	1,689
Bear Stearns Asset-Backed Securities Trust
0.289% due 10/25/2036 ^•		$3,353	4,089
6.500% due 10/25/2036 ^		339	248
Belle Haven ABS CDO Ltd. 0.526% due 07/05/2046 •		180,259	487
CIFC Funding Ltd.
0.000% due 04/24/2030 ~		2,400	744
0.000% due 10/22/2031 ~		1,500	500
Citigroup Mortgage Loan Trust
0.299% due 12/25/2036 •		13,817	7,193
0.309% due 12/25/2036 •		1,731	1,205
Cork Street CLO Designated Activity Co. 0.000% due 11/27/2028 ~	EUR	2,366	1,753
Countrywide Asset-Backed Certificates
0.289% due 12/25/2046 •		$10,776	9,672
0.289% due 06/25/2047 ^•(m)		1,250	1,151
0.349% due 06/25/2047 ^•		3,972	3,605
Countrywide Asset-Backed Certificates Trust 0.899% due 11/25/2035 •		4,008	3,911
FirstKey Homes Trust 4.781% due 09/17/2025		2,422	2,462
Flagship Credit Auto Trust 0.000% due 05/15/2025 «(h)		8	662
Fremont Home Loan Trust 0.299% due 01/25/2037 •		13,393	7,764
Grosvenor Place CLO BV 0.000% due 04/30/2029 ~	EUR	500	191
Home Equity Mortgage Loan Asset-Backed Trust 0.309% due 07/25/2037 •		$2,800	1,860
Lehman XS Trust 6.290% due 06/24/2046 þ		1,633	1,664
Long Beach Mortgage Loan Trust 0.449% due 01/25/2036 •		3,740	3,319
Marlette Funding Trust
0.000% due 09/17/2029 «(h)		7	1,569
0.000% due 03/15/2030 «(h)		6	1,158
Merrill Lynch Mortgage Investors Trust 0.468% due 04/25/2037 •		460	308
Morgan Stanley Mortgage Loan Trust 6.250% due 07/25/2047 ^~		575	385
SLM Student Loan EDC Repackaging Trust 0.000% due 10/28/2029 «(h)		1	1,520
SLM Student Loan Trust 0.000% due 01/25/2042 «(h)		4	2,009
SMB Private Education Loan Trust
0.000% due 09/18/2046 «(h)		1	646
0.000% due 10/15/2048 «(h)		1	505
SoFi Professional Loan Program LLC
0.000% due 05/25/2040 (h)		4,400	1,128
0.000% due 07/25/2040 «(h)		21	563
0.000% due 09/25/2040 (h)		1,758	588
South Coast Funding Ltd. 0.843% due 08/10/2038 •		11,917	1,777
Taberna Preferred Funding Ltd.
0.609% due 12/05/2036 •		4,846	4,022
0.629% due 08/05/2036 •		305	256
0.629% due 08/05/2036 ^•		6,030	5,065
2.370% due 07/05/2035 •		2,023	1,740
Total Asset-Backed Securities (Cost $101,443)			83,149
SOVEREIGN ISSUES 3.2%
Argentina Government International Bond
1.000% due 08/05/2021	ARS	62,530	399
2.500% due 07/22/2021		19,882	128
15.500% due 10/17/2026		61,630	153
29.722% (BADLARPP) due 10/04/2022 ~		58	0
32.921% (BADLARPP + 2.000%) due 04/03/2022 ~		64,537	374
Argentine Republic Government International Bond
0.125% due 07/09/2030 þ		$230	84
0.125% due 07/09/2035 þ		230	76

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)	October 31, 2020 (Unaudited)

0.125% due 01/09/2038 þ		11,605	4,337
0.125% due 07/09/2041 þ		3,877	1,323
0.125% due 07/09/2046 þ		115	38
1.000% due 07/09/2029		683	282
Autonomous City of Buenos Aires Argentina
34.122% (BADLARPP + 3.250%) due 03/29/2024 ~	ARS	260,837	1,543
36.420% (BADLARPP + 5.000%) due 01/23/2022 ~		93,360	594
Ghana Government International Bond
6.375% due 02/11/2027		$500	467
7.875% due 02/11/2035		600	535
8.750% due 03/11/2061		200	177
Jordan Government International Bond 5.850% due 07/07/2030		3,166	3,195
Provincia de Buenos Aires
34.027% due 05/31/2022	ARS	16,716	90
34.850% due 04/12/2025		363,012	1,671
South Africa Government International Bond
4.850% due 09/30/2029		$1,200	1,193
5.750% due 09/30/2049		1,200	1,085
Turkey Government International Bond 7.625% due 04/26/2029		500	505
Turkiye Ihracat Kredi Bankasi A/S 8.250% due 01/24/2024		200	203
Ukraine Government International Bond 4.375% due 01/27/2030	EUR	1,205	1,178
Venezuela Government International Bond
6.000% due 12/09/2020 ^(e)		$248	24
8.250% due 10/13/2024 ^(e)		28	3
9.250% due 09/15/2027 ^(e)		315	30
Total Sovereign Issues (Cost $35,118)			19,687
		SHARES
COMMON STOCKS 1.5%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc. (f)		549,096	491
iHeartMedia, Inc. «(f)		412	3
iHeartMedia, Inc. 'A' (f)		30,657	252
			746
ENERGY 0.0%
Forbes Energy Services Ltd. (f)(k)		21,825	2
FINANCIALS 0.1%
Associated Materials Group, Inc. «(f)(k)		116,123	737
INDUSTRIALS 1.3%
McDermott International Ltd. (f)		332,769	566
Neiman Marcus Group Ltd. LLC «(f)(k)		82,915	6,898
Westmoreland Mining Holdings LLC «(f)(k)		53,248	399
			7,863
Total Common Stocks (Cost $12,412)			9,348
WARRANTS 1.9%
COMMUNICATION SERVICES 0.3%
iHeartMedia, Inc. - Exp. 05/01/2039 «		199,662	1,615
INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/28/2024 «		819,000	0
INFORMATION TECHNOLOGY 1.6%
Windstream Services LLC - Exp. 03/24/2021 «		565,735	10,330
Total Warrants (Cost $8,820)			11,945
PREFERRED SECURITIES 6.8%
BANKING & FINANCE 3.6%
AGFC Capital Trust 1.987% (US0003M + 1.750%) due 01/15/2067 ~		1,800,000	680
Banco Santander S.A. 6.250% due 09/11/2021 •(j)		400,000	458
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(j)		70,000	70

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)	October 31, 2020 (Unaudited)

Farm Credit Bank of Texas 5.700% due 09/15/2025 •(j)		1,000,000	1,079
Nationwide Building Society 10.250% ~		35,500	7,721
Stichting AK Rabobank Certificaten 0.000% due 12/29/2049 (i)(j)		8,659,550	12,540
			22,548
INDUSTRIALS 3.2%
General Electric Co. 5.000% due 01/21/2021 •(j)		268,000	220
Sequa Corp. (12.000% PIK) 12.000% «(d)		21,484	19,486
			19,706
Total Preferred Securities (Cost $36,868)			42,254
REAL ESTATE INVESTMENT TRUSTS 1.9%
REAL ESTATE 1.9%
Uniti Group, Inc.		274,273	2,419
VICI Properties, Inc.		423,584	9,721
Total Real Estate Investment Trusts (Cost $7,261)			12,140
SHORT-TERM INSTRUMENTS 5.5%
REPURCHASE AGREEMENTS (l) 4.7%			29,149
		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 1.100% due 04/17/2021	ARS	27,702	179
ARGENTINA TREASURY BILLS 0.4%
(8.199)% due 11/30/2020 - 01/29/2021 (g)(h)		394,245	2,575
U.S. TREASURY BILLS 0.4%
0.107% due 12/03/2020 - 01/21/2021 (g)(h)(o)(q)		$2,400	2,400
Total Short-Term Instruments (Cost $34,505)			34,303
Total Investments in Securities (Cost $971,211)			944,554
Total Investments 151.3% (Cost $971,211)			$944,554
Financial Derivative Instruments (n)(p) 0.1%(Cost or Premiums, net $7,625)			348
Auction Rate Preferred Shares (14.0)%			(87,425)
Other Assets and Liabilities, net (37.4)%			(233,301)
Net Assets Applicable to Common Shareholders 100.0%			$624,176

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)	October 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Security becomes interest bearing at a future date.
(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
Associated Materials Group, Inc.	03/13/2020	$737	$737	0.12%
Forbes Energy Services Ltd.	03/13/2020	944	2	0.00
Neiman Marcus Group Ltd. LLC	09/25/2020	2,719	6,898	1.11
Westmoreland Mining Holdings LLC	03/13/2020	1,534	399	0.06
$5,934	$8,036	1.29%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BSN	0.110%	10/30/2020	11/02/2020	$4,400	U.S. Treasury Notes 1.500% due 09/30/2024	$(4,490)	$4,400	$4,400
FICC	0.000	10/30/2020	11/02/2020	1,349	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	(1,376)	1,349	1,349
JPS	0.110	10/30/2020	11/02/2020	7,800	U.S. Treasury Bonds 3.375% due 11/15/2048	(7,893)	7,800	7,800
NOM	0.110	10/30/2020	11/02/2020	15,600	U.S. Treasury Bonds 2.875% due 08/15/2045	(15,770)	15,600	15,600
Total Repurchase Agreements	$(29,529)	$29,149	$29,149
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BCY	0.750%	08/05/2020	TBD(3)	$(816)	$(818)
BPS	0.400	10/23/2020	01/22/2021	GBP	(2,914)	(3,775)
0.470	10/22/2020	02/24/2021	$(1,097)	(1,098)
0.480	10/23/2020	03/26/2021	(1,395)	(1,395)
0.659	10/19/2020	05/05/2021	(1,241)	(1,241)

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)	October 31, 2020 (Unaudited)

0.770	10/23/2020	03/26/2021	(6,273)	(6,274)
0.860	10/22/2020	02/24/2021	(2,447)	(2,448)
0.890	10/23/2020	03/26/2021	(2,608)	(2,609)
BRC	0.500	03/25/2020	TBD(3)	(115)	(115)
0.730	10/15/2020	01/19/2021	(1,619)	(1,620)
0.880	08/25/2020	02/22/2021	(14,529)	(14,553)
0.880	09/17/2020	02/22/2021	(4,426)	(4,431)
BYR	1.390	07/06/2020	03/31/2021	(20,808)	(20,829)
1.390	09/30/2020	03/31/2021	(10,774)	(10,785)
CDC	0.400	08/05/2020	TBD(3)	(13,426)	(13,440)
0.450	10/16/2020	01/19/2021	(15,239)	(15,242)
0.480	10/21/2020	02/23/2021	(5,814)	(5,815)
0.500	10/21/2020	03/23/2021	(5,078)	(5,079)
0.830	10/23/2020	02/16/2021	(5,876)	(5,877)
0.850	09/15/2020	03/15/2021	(5,997)	(6,003)
0.880	10/21/2020	03/23/2021	(4,515)	(4,516)
CEW	0.684	10/05/2020	01/06/2021	(11,267)	(11,273)
0.870	10/09/2020	04/07/2021	(11,659)	(11,666)
CIB	0.700	09/29/2020	11/02/2020	(942)	(943)
0.850	11/02/2020	02/05/2021	(920)	(920)
CIW	0.500	10/30/2020	02/01/2021	(2,387)	(2,387)
DEU	1.550	05/15/2020	11/16/2020	(809)	(815)
IND	0.360	09/03/2020	12/04/2020	(18,402)	(18,414)
JML	(0.250)	10/15/2020	01/15/2021	EUR	(1,944)	(2,264)
0.400	10/16/2020	01/18/2021	GBP	(176)	(228)
MZF	1.554	10/23/2020	11/12/2020	$(863)	(863)
NOM	0.800	10/16/2020	02/16/2021	(8,040)	(8,043)
0.800	10/19/2020	02/16/2021	(2,606)	(2,607)
0.800	10/23/2020	02/16/2021	(1,624)	(1,624)
SCX	0.770	10/16/2020	02/17/2021	(1,493)	(1,494)
0.770	10/26/2020	02/17/2021	(2,131)	(2,131)
SOG	0.500	10/22/2020	01/22/2021	(4,388)	(4,389)
0.500	10/23/2020	01/22/2021	(1,669)	(1,669)
0.500	10/26/2020	01/26/2021	(1,088)	(1,088)
0.500	10/27/2020	01/27/2021	(5,842)	(5,842)
0.520	10/19/2020	01/20/2021	(9,770)	(9,772)
0.630	10/28/2020	04/28/2021	(2,636)	(2,636)
0.820	09/09/2020	12/08/2020	(2,240)	(2,242)
0.860	10/21/2020	04/19/2021	(4,338)	(4,340)
0.870	09/14/2020	03/15/2021	(2,790)	(2,794)
TDM	0.380	08/04/2020	TBD(3)	(1,119)	(1,120)
0.380	08/27/2020	TBD(3)	(11,967)	(11,975)
UBS	0.750	10/15/2020	01/15/2021	(4,404)	(4,405)
0.750	10/20/2020	01/20/2021	(2,329)	(2,330)
Total Reverse Repurchase Agreements	$(248,237)
(m)	Securities with an aggregate market value of $278,025 and cash of $840 have been pledged as collateral under the terms of master agreements as of October 31, 2020.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended October 31, 2020 was $(206,273) at a weighted average interest rate of 0.762%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at October 31, 2020(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Bombardier, Inc.	5.000%	Quarterly	06/20/2024	15.361%	$2,300	$(4)	$(565)	$(569)	$0	$(22)
Bombardier, Inc.	5.000	Quarterly	12/20/2024	15.444	1,600	(7)	(421)	(428)	0	(16)
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	4.479	EUR	2,000	(398)	37	(361)	4	0
$(409)	$(949)	$(1,358)	$4	$(38)
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.250%	Annual	03/17/2031	GBP	13,300	$(59)	$8	$(51)	$104	$0

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)	October 31, 2020 (Unaudited)

Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.250	Annual	03/17/2051		3,200	140	4	144	85	0
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.184	Quarterly	10/21/2025		$19,775	0	(51)	(51)	0	(10)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.562	Quarterly	10/21/2030		10,090	0	(115)	(115)	0	(30)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.793	Quarterly	10/21/2035		19,833	0	(357)	(357)	0	(93)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.909	Quarterly	10/21/2040		24,437	0	(590)	(590)	0	(165)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.985	Quarterly	10/21/2050		2,059	0	(72)	(72)	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	0.173	Quarterly	10/21/2025		19,775	0	53	53	11	0
Receive	1-Day USD-SOFR Compounded-OIS	0.534	Quarterly	10/21/2030		10,090	0	122	122	33	0
Receive	1-Day USD-SOFR Compounded-OIS	0.745	Quarterly	10/21/2035		19,833	0	403	403	106	0
Receive	1-Day USD-SOFR Compounded-OIS	0.844	Quarterly	10/21/2040		24,437	0	707	707	183	0
Receive	1-Day USD-SOFR Compounded-OIS	0.907	Quarterly	10/21/2050		2,059	0	84	84	22	0
Receive(5)	3-Month USD-LIBOR	0.250	Semi-Annual	12/18/2022		150,500	73	(79)	(6)	6	0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	06/17/2025		149,020	9,092	8,452	17,544	0	(48)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		26,800	1,267	1,553	2,820	0	(22)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		49,000	343	6,438	6,781	0	(72)
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		75,000	4,675	10,192	14,867	0	(152)
Pay	3-Month USD-LIBOR	3.500	Semi-Annual	06/19/2044		201,500	(6,573)	104,100	97,527	0	(1,777)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		1,400	(10)	(240)	(250)	14	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		21,100	(49)	(2,345)	(2,394)	200	0
Receive	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050		22,000	(85)	(3,095)	(3,180)	211	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		6,000	(18)	(1,422)	(1,440)	60	0
Receive(5)	3-Month USD-LIBOR	1.150	Semi-Annual	12/11/2050		206,400	(289)	10,064	9,775	1,907	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025	AUD	8,100	201	732	933	0	(1)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	8,300	152	(286)	(134)	10	0
							$8,860	$134,260	$143,120	$2,952	$(2,390)
Total Swap Agreements							$8,451	$133,311	$141,762	$2,956	$(2,428)
(o)	Securities with an aggregate market value of $706 and cash of $11,213 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of October 31, 2020.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability
BOA		12/2020		EUR	788		$921		$2		$0
BPS		11/2020			890		1,043		6		0
CBK		11/2020		GBP	1,258		1,638		8		0
		11/2020			$54,694		GBP	42,067	0		(197)
		11/2020			10		RUB	797	0		0
		12/2020		GBP	42,067		$54,703		195		0
		12/2020			$1,264		PEN	4,523	0		(13)
		02/2021			719		2,593		0		(2)
		03/2021			247		MXN	5,571	12		0
GLM		11/2020			22		RUB	1,738	0		0
HUS		11/2020		EUR	1,776		$2,087		19		0
		11/2020		GBP	38,204		49,166		2		(329)

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)	October 31, 2020 (Unaudited)

11/2020	$3,161	EUR	2,688	0	(30)
03/2021	1,544	PEN	5,492	0	(26)
JPM	11/2020	EUR	905	$1,070	16	0
MYI	11/2020	2,575	3,018	19	0
SCX	11/2020	37,138	43,578	325	0
11/2020	$656	GBP	508	2	0
12/2020	EUR	40,596	$47,318	8	0
12/2020	$89	RUB	6,875	0	(2)
SSB	11/2020	BRL	1,048	$184	2	(1)
11/2020	$184	BRL	1,048	1	(3)
12/2020	BRL	524	$94	3	0
TOR	11/2020	GBP	3,113	4,029	0	(3)
UAG	11/2020	RUB	2,049	26	0	0
11/2020	$41	RUB	3,232	0	(1)
12/2020	26	2,049	0	0
Total Forward Foreign Currency Contracts	$620	$(607)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at October 31, 2020(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2024	2.214%	$1,000	$(195)	$148	$0	$(47)
GST	Petrobras Global Finance BV	1.000	Quarterly	12/20/2024	2.214	1,400	(278)	212	0	(66)
HUS	Petrobras Global Finance BV	1.000	Quarterly	12/20/2024	2.214	1,700	(353)	273	0	(80)
Total Swap Agreements	$(826)	$633	$0	$(193)
(q)

Securities with an aggregate market value of $680 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of October 31, 2020.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of October 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 10/31/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$86,830	$7,389	$94,219
Corporate Bonds & Notes
Banking & Finance	0	142,692	0	142,692
Industrials	0	260,677	0	260,677
Utilities	0	79,951	0	79,951
Convertible Bonds & Notes
Industrials	0	3,014	0	3,014
Utilities	0	1	0	1
Municipal Bonds & Notes
California	0	2,750	0	2,750
Illinois	0	222	0	222
Ohio	0	15,118	0	15,118
Virginia	0	830	0	830
West Virginia	0	15,551	0	15,551
U.S. Government Agencies	0	14,643	5,159	19,802
Non-Agency Mortgage-Backed Securities	0	96,901	0	96,901
Asset-Backed Securities	0	74,517	8,632	83,149
Sovereign Issues	0	19,687	0	19,687
Common Stocks
Communication Services	743	0	3	746
Energy	0	2	0	2
Financials	0	0	737	737
Industrials	566	0	7,297	7,863
Warrants
Communication Services	0	0	1,615	1,615
Information Technology	0	0	10,330	10,330

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)	October 31, 2020 (Unaudited)

Preferred Securities
Banking & Finance	0	22,548	0	22,548
Industrials	0	220	19,486	19,706
Real Estate Investment Trusts
Real Estate	12,140	0	0	12,140
Short-Term Instruments
Repurchase Agreements	0	29,149	0	29,149
Short-Term Notes	0	179	0	179
Argentina Treasury Bills	0	2,575	0	2,575
U.S. Treasury Bills	0	2,400	0	2,400
Total Investments	$13,449	$870,457	$60,648	$944,554
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2,956	0	2,956
Over the counter	0	620	0	620
$0	$3,576	$0	$3,576
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(2,428)	0	(2,428)
Over the counter	0	(800)	0	(800)
$0	$(3,228)	$0	$(3,228)
Total Financial Derivative Instruments	$0	$348	$0	$348
Totals	$13,449	$870,805	$60,648	$944,902

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended October 31, 2020:
Category and Subcategory	Beginning Balance at 07/31/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 10/31/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 10/31/2020 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$13,086	$11,279	$(9,115)	$30	$(8,251)	$6,437	$1,654	$(7,731)	$7,389	$46
U.S. Government Agencies	5,137	0	(22)	3	7	34	0	0	5,159	32
Asset-Backed Securities	17,699	0	(8,460)	0	(1,510)	903	0	0	8,632	(896)
Common Stocks
Communication Services	3	0	0	0	0	0	0	0	3	0
Financials	0	737	0	0	0	0	0	0	737	0
Industrials	400	2,718	0	0	0	4,179	0	0	7,297	4,179
Real Estate	2,573	0	0	0	0	(154)	0	(2,419)	0	0
Warrants
Communication Services	0	0	0	0	0	0	1,615	0	1,615	0
Information Technology	0	4,690	0	0	0	5,640	0	0	10,330	5,640
Preferred Securities
Industrials	15,604	522	0	0	0	3,360	0	0	19,486	3,360
Totals	$54,502	$19,946	$(17,597)	$33	$(9,754)	$20,399	$3,269	$(10,150)	$60,648	$12,361
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 10/31/2020	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$1,654	Other Valuation Techniques(2)	—	—	—
38	Proxy Pricing	Base Price	99.701	—
5,697	Third Party Vendor	Broker Quote	80.000 - 97.250	95.710
U.S. Government Agencies	5,159	Proxy Pricing	Base Price	61.250	—
Asset-Backed Securities	8,632	Proxy Pricing	Base Price	2,633.000 - 110,000.000	45,332.825
Common Stocks
Communication Services	3	Other Valuation Techniques(2)	—	—	—
Financials	737	Other Valuation Techniques(2)	—	—	—
Industrials	6,898	Market Based Approach	Discount Rate	12.500	—
399	Other Valuation Techniques(2)	—	—	—
Warrants
Communication Services	1,615	Other Valuation Techniques(2)	—	—	—
Information Technology	10,330	Fundamental Valuation	Company Equity Value	$1,826,400.000	—
Preferred Securities
Industrials	19,486	Fundamental Valuation	Company Equity Value	$709,404,767.000	—

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)	October 31, 2020 (Unaudited)

Total	$60,648
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at October 31, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares is determined by dividing the total value of portfolio investments and other assets attributable to the Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the foreign (non-U.S.) security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are

Notes to Financial Statements (Cont.)

observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotation directly from the broker-dealer or passed-through broker quote from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Fundamental analysis valuation estimates fair value by using an internal model that utilizes financial statements of the non-public underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market based valuation estimates fair value by projecting the company's market value, which may include unobservable inputs such as estimated recovery on assets. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of October 31, 2020, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	CIW	CIBC World Markets Corp.	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	DEU	Deutsche Bank Securities, Inc.	MZF	Mizuho Securities USA LLC
BPS	BNP Paribas S.A.	FICC	Fixed Income Clearing Corporation	NOM	Nomura Securities International Inc.
BRC	Barclays Bank PLC	GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank, London
BSN	The Bank of Nova Scotia - Toronto	GST	Goldman Sachs International	SOG	Societe Generale Paris
BYR	The Bank of Nova Scotia - Toronto	HUS	HSBC Bank USA N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	TDM	TD Securities (USA) LLC
CDC	Natixis Securities Americas LLC	JML	JP Morgan Securities Plc	TOR	The Toronto-Dominion Bank
CEW	Canadian Imperial Bank of Commerce	JPM	JP Morgan Chase Bank N.A.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	JPS	J.P. Morgan Securities LLC	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	PEN	Peruvian New Sol
AUD	Australian Dollar	GBP	British Pound	RUB	Russian Ruble
BRL	Brazilian Real	MXN	Mexican Peso	USD (or $)	United States Dollar

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	PRIME	Daily US Prime Rate	SONIO	Sterling Overnight Interbank Average Rate
EUR003M	3 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate	US0003M	3 Month USD Swap Rate
LIBOR03M	3 Month USD-LIBOR

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind
BABs	Build America Bonds	DAC	Designated Activity Company	TBA	To-Be-Announced
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding